Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Net expense	$ (14,326)	$ (9,113)	$ (12,548)	$ (17,199)	$ (13,808)	$ (5,254)	$ 1,085	$ 5,499	$ (53,186)	$ (12,478)	$ 63,048
Prepaid expenses and other current assets	15,675				13,173				15,675	13,173
Amount included in accounts receivable	12,040				10,201				12,040	10,201
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Total related party transaction expense, net									12,300	10,400	8,600
Amount included in accounts payable and accrued expense	1,900				1,400				1,900	1,400
Chief Executive Officer and a Director [Member]
Related Party Transaction [Line Items]
Total related party transaction expense, net									6,300	4,800	3,900
Amount included in accounts payable and accrued expense	1,100				900				1,100	900
Net expense										4,800	3,900
Prepaid expenses and other current assets	200				200				200	200
Amount included in accounts receivable	$ 300				$ 100				$ 300	100
As Reported [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Total related party transaction expense, net										10,400	7,300
As Reported [Member] | Chief Executive Officer and a Director [Member]
Related Party Transaction [Line Items]
Total related party transaction expense, net										5,400	3,000
Net expense										$ 5,400	$ 3,000